Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000175861 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000175861 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175861 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175861 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175861 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175861 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175861 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175861 | Uber Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175861 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175861 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175861 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175861 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175861 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000175861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000175861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000175861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000175861 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000175861 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175861 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175861 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175861 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175861 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175861 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175861 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175861 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175861 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000175861 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000175861 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000175861 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175861 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000175860 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000175860 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175860 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175860 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175860 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175860 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175860 | Uber Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175860 | Agilent Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175860 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175860 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175860 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175860 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000175860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000175860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000175860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000175860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000175860 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000175860 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175860 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175860 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175860 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175860 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175860 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175860 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175860 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175860 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000175860 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000175860 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000175860 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175860 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061360 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061360 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061360 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061360 | Eastern Bankshares, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061360 | Mitek Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061360 | Neurocrine Biosciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061360 | Acadian Asset Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061360 | Teradata Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061360 | SI-BONE, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061360 | Onto Innovation, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061360 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061360 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061360 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000061360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000061360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000061360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000061360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000061360 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000061360 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000061360 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000061360 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061360 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061360 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061360 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061360 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061360 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061360 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061360 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000061360 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000061360 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000061360 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000061360 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128850 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128850 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128850 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128850 | Eastern Bankshares, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128850 | Mitek Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128850 | Neurocrine Biosciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128850 | Acadian Asset Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128850 | Teradata Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128850 | SI-BONE, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128850 | Onto Innovation, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128850 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128850 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000128850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000128850 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000128850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000128850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000128850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000128850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000128850 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000128850 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000128850 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128850 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000128850 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128850 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128850 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128850 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128850 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128850 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000128850 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000128850 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000128850 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128850 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061361 | Victory Capital Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061361 | Ligand Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061361 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061361 | Eastern Bankshares, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061361 | Mitek Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061361 | Neurocrine Biosciences, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061361 | Acadian Asset Management, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061361 | Teradata Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061361 | SI-BONE, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061361 | Onto Innovation, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061361 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061361 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000061361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000061361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000061361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000061361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000061361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000061361 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000061361 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000061361 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061361 | Software
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061361 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061361 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061361 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061361 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061361 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061361 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000061361 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000061361 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000061361 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000061361 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043241 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000043241 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043241 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043241 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043241 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043241 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043241 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043241 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043241 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043241 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043241 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043241 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000043241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000043241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043241 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000043241 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000043241 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043241 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000043241 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043241 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043241 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000043241 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043241 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043241 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043241 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043241 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043241 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000043241 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043241 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128848 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000128848 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128848 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128848 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128848 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128848 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128848 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128848 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000128848 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000128848 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128848 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128848 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128848 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128848 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128848 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000128848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000128848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000128848 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000128848 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128848 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128848 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128848 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000128848 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000128848 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128848 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128848 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128848 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128848 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000128848 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000128848 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128848 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043242 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000043242 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043242 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043242 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043242 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043242 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043242 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043242 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043242 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043242 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043242 | Other assets and liabilities (net)industry
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043242 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043242 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000043242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000043242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043242 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000043242 | Others Industry
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000043242 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043242 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000043242 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043242 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000043242 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000043242 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000043242 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000043242 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043242 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043242 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043242 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000043242 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043242 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000268069 | Union Pacific Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000268069 | American Water Works Co., Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000268069 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000268069 | Keppel DC REIT, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000268069 | National Grid plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000268069 | NextEra Energy, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000268069 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000268069 | Deutsche Telekom AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000268069 | Elia Group SA/NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000268069 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000268069 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000268069 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000268069 | Others country
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000268069 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000268069 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000268069 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000268069 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000268069 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000268069 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000268069 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000268069 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000268069 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000268069 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000268069 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000268069 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000268069 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000268069 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000268069 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000268069 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000268069 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000268069 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000268069 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201508 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201508 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201508 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201508 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201508 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201508 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201508 | Keyence Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201508 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201508 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201508 | Citizens Financial Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201508 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201508 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201508 | Others country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000201508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000201508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000201508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000201508 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201508 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201508 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000201508 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201508 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000201508 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201508 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201508 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000201508 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000201508 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201507 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201507 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201507 | Mastercard, Inc., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201507 | Pinnacle Financial Partners, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201507 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201507 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201507 | Keyence Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201507 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201507 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201507 | Citizens Financial Group, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201507 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201507 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201507 | Others country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000201507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000201507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000201507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000201507 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201507 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201507 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000201507 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201507 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000201507 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000201507 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201507 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201507 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201507 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201507 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000201507 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000201507 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061357 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061357 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061357 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061357 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061357 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061357 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061357 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061357 | Amphenol Corp., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061357 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061357 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061357 | Others country
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061357 | Alternative Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061357 | Sustainable Food & Agriculture
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061357 | Environmental Services & Resources
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061357 | Transport Solutions
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061357 | Resource Efficiency & Waste Management
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000061357 | Water Infrastructure & Technologies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000061357 | Energy Management & Efficiency
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000061357 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000061357 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000061357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061357 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000061357 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061357 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061357 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061357 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061357 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061357 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061357 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000061357 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000061357 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128849 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000128849 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128849 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128849 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128849 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128849 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128849 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128849 | Amphenol Corp., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128849 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128849 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000128849 | Others country
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000128849 | Alternative Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128849 | Sustainable Food & Agriculture
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128849 | Environmental Services & Resources
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128849 | Transport Solutions
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128849 | Resource Efficiency & Waste Management
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000128849 | Water Infrastructure & Technologies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000128849 | Energy Management & Efficiency
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000128849 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000128849 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128849 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000128849 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000128849 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128849 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128849 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128849 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000128849 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000128849 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000128849 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061358 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061358 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061358 | Waste Connections, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061358 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061358 | Veolia Environnement SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061358 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | Linde plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061358 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061358 | Amphenol Corp., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061358 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061358 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000061358 | Others country
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000061358 | Alternative Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061358 | Sustainable Food & Agriculture
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061358 | Environmental Services & Resources
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061358 | Transport Solutions
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061358 | Resource Efficiency & Waste Management
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000061358 | Water Infrastructure & Technologies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000061358 | Energy Management & Efficiency
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000061358 | Digital Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000061358 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000061358 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061358 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000061358 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061358 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061358 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000061358 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061358 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061358 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000061358 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000061358 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137562 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137562 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137562 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137562 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137562 | ABB Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137562 | Tokyo Electron Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137562 | Sony Group Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137562 | Infineon Technologies AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137562 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137562 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137562 | Others country
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137562 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137562 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000137562 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137562 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137562 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137562 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000137562 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000137562 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137562 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000137562 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137562 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137562 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137562 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000137562 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137562 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137562 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137562 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000137562 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000137562 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137562 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137562 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137562 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000137562 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137561 | Iberdrola SA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | Schneider Electric SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000137561 | HSBC Holdings plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137561 | Novartis AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137561 | Siemens AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137561 | ABB Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137561 | Tokyo Electron Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137561 | Sony Group Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137561 | Infineon Technologies AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137561 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137561 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137561 | Others country
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000137561 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137561 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000137561 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137561 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137561 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137561 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000137561 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000137561 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000137561 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000137561 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137561 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000137561 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000137561 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000137561 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000137561 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137561 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000137561 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000137561 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000137561 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137561 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000137561 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137561 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000137561 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175863 | U.S. Treasury Notes, , 05/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175863 | U.S. Treasury Notes, , 01/31/2028, 3.5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175863 | U.S. Treasury Bonds, , 05/15/2046, 5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175863 | U.S. Treasury Notes, , 05/31/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175863 | U.S. Treasury Bonds, , 02/15/2056, 4.75
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175863 | AT&T, Inc., , 10/30/2036, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175863 | U.S. Treasury Bonds, , 11/15/2051, 1.875
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175863 | Bank of America Corp., , 09/15/2034, 5.872
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175863 | International Bank for Reconstruction & Development, , 01/15/2032, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175863 | Morgan Stanley, , 07/21/2034, 5.424
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175863 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175863 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175863 | A
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175863 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000175863 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175863 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000175863 | Other assets and liabilities (net)FI sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175863 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000175863 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175863 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175863 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175863 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175863 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000175863 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000175863 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000175863 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000175863 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000175863 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175863 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175862 | U.S. Treasury Notes, , 05/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175862 | U.S. Treasury Notes, , 01/31/2028, 3.5
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175862 | U.S. Treasury Bonds, , 05/15/2046, 5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175862 | U.S. Treasury Notes, , 05/31/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175862 | U.S. Treasury Bonds, , 02/15/2056, 4.75
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175862 | AT&T, Inc., , 10/30/2036, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175862 | U.S. Treasury Bonds, , 11/15/2051, 1.875
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175862 | Bank of America Corp., , 09/15/2034, 5.872
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175862 | International Bank for Reconstruction & Development, , 01/15/2032, 4.625
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175862 | Morgan Stanley, , 07/21/2034, 5.424
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000175862 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175862 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175862 | A
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175862 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000175862 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175862 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000175862 | Other assets and liabilities (net)FI sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175862 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000175862 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175862 | Municipal Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175862 | Foreign Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175862 | Asset-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175862 | Supranational_assets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000175862 | U.S. Government and Agency Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000175862 | Mortgage-Backed Securities_assets
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000175862 | Corporate Bonds_assets
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000175862 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000175862 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175862 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000043226 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043226 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043226 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | Rocket Cos., Inc., , 08/01/2033, 6.375
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043226 | Cogent Communications Group LLC / Cogent Finance, Inc., , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | CVR Partners LP / CVR Nitrogen Finance Corp., , 06/15/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | Digicel International Finance Ltd. / DIFL US LLC, , 08/01/2032, 8.625
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043226 | Humana, Inc., , 09/15/2056, 6.625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043226 | Gray Media, Inc., , 07/15/2032, 9.625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043226 | ATS Corp., , 12/15/2028, 4.125
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043226 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043226 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000043226 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000043226 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043226 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043226 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043226 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000043226 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043226 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043226 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043226 | Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043226 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043226 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000043226 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000043226 | Media
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000043226 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043226 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043226 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000043226 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000043226 | Loans
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128847 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128847 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128847 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | Rocket Cos., Inc., , 08/01/2033, 6.375
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128847 | Cogent Communications Group LLC / Cogent Finance, Inc., , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | CVR Partners LP / CVR Nitrogen Finance Corp., , 06/15/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | Digicel International Finance Ltd. / DIFL US LLC, , 08/01/2032, 8.625
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128847 | Humana, Inc., , 09/15/2056, 6.625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128847 | Gray Media, Inc., , 07/15/2032, 9.625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128847 | ATS Corp., , 12/15/2028, 4.125
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128847 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128847 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000128847 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128847 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128847 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000128847 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000128847 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000128847 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128847 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128847 | Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000128847 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000128847 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000128847 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000128847 | Media
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000128847 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128847 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128847 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000128847 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000128847 | Loans
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043227 | Liberty Mutual Group, Inc., , 12/15/2051, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000043227 | CCO Holdings LLC / CCO Holdings Capital Corp., , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043227 | Hilton Domestic Operating Co., Inc., , 04/01/2032, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | Rocket Cos., Inc., , 08/01/2033, 6.375
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043227 | Cogent Communications Group LLC / Cogent Finance, Inc., , 06/15/2027, 7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | CVR Partners LP / CVR Nitrogen Finance Corp., , 06/15/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | Digicel International Finance Ltd. / DIFL US LLC, , 08/01/2032, 8.625
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000043227 | Humana, Inc., , 09/15/2056, 6.625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043227 | Gray Media, Inc., , 07/15/2032, 9.625
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043227 | ATS Corp., , 12/15/2028, 4.125
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043227 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000043227 | BB or lower
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000043227 | N/R (Not Rated)
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000043227 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043227 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043227 | Others Sector
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000043227 | Technology & Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043227 | Consumer Goods
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043227 | Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043227 | Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043227 | Basic Industry
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043227 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000043227 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000043227 | Media
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000043227 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043227 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000043227 | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000043227 | Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000043227 | Loans
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043250 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000043250 | Impax US Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000043250 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043250 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043250 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043250 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043250 | Impax Global Sustainable Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043250 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043250 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043250 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000043250 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043251 | Impax Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000043251 | Impax US Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000043251 | Impax Large Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043251 | Impax International Sustainable Economy Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000043251 | Impax Small Cap Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043251 | Impax High Yield Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000043251 | Impax Global Sustainable Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043251 | Impax Global Environmental Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043251 | Impax Global Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043251 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000043251 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%